Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
CURRENT ASSETS
Cash	$ 37,213	$ 118,053
Short-Term marketable securities (Note 4)	4,639
Accounts receivable (net)
Trade (Note 5)	25,614	22,613
Other (Note 6)	3,131	3,257
Prepaid expenses and other	4,673	4,327
Inventory (Note 7)	155	474
Deferred income taxes		8,572
	75,425	157,296
PROPERTY AND EQUIPMENT, NET (Note 8)	8,604	7,829
DEFERRED INCOME TAXES	16,804	16,510
DEFERRED TAX CHARGE (Note 18)	906
INTANGIBLE ASSETS, NET (Note 9)	133,562	115,126
GOODWILL (Note 10)	217,486	147,440
	452,787	444,201
CURRENT LIABILITIES
Accounts payable	4,473	4,620
Accrued liabilities (Note 11)	16,844	16,695
Income taxes payable	2,086	4,112
Deferred revenue	16,639	14,720
	40,042	40,147
LONG-TERM DEFERRED REVENUE	941	589
LONG-TERM INCOME TAXES PAYABLE (Note 18)	3,672	3,450
DEFERRED INCOME TAXES	6,097	9,630
	50,752	53,816
SHAREHOLDERS’ EQUITY
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 75,761,184 at January 31, 2016 (January 31, 2015 – 75,480,492) (Note 14)	252,471	247,839
Additional paid-in capital	446,747	450,623
Accumulated other comprehensive loss	(34,880)	(25,212)
Accumulated deficit	(262,303)	(282,865)
	402,035	390,385
	$ 452,787	$ 444,201